Schedule of General and Administrative Expense (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
General And Administrative
Salaries and compensation			$ 1,531,542	$ 721,908
Professional fees			340,070	167,429
Office			61,780	13,603
Filing and Transfer Fees			79,482	75,473
Advertising			296,582
Travel			15,121
Bank charges and other			9,973	52,390
General and Administrative	$ 1,222,650	$ 547,179	$ 2,334,550	$ 1,030,803